Percentage of Net Sales Represented by Each Product Group (Detail)	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Revenue from External Customer [Line Items]
Percentage of sales by product group	100.00%	100.00%	100.00%
Leisure
Revenue from External Customer [Line Items]
Percentage of sales by product group	50.50%	50.50%	51.70%
Fashion and home
Revenue from External Customer [Line Items]
Percentage of sales by product group	33.00%	33.10%	31.70%
Party and snack
Revenue from External Customer [Line Items]
Percentage of sales by product group	16.50%	16.40%	16.60%